UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                   -----------------

Check here if Amendment [X]; Amendment Number:     1
                                                 -----
  This Amendment (Check only one.):     [X]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     PL Capital Advisors, LLC
Address:  20 East Jefferson Avenue, Suite 22
          Naperville, Illinois  60540

Form 13F File Number:   028-15370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard Lashley
Title:    Managing Member
Phone:    (973) 360-1666

Signature, Place, and Date of Signing:


/s/ Richard Lashley              Naperville, IL               February 15, 2013
-------------------------------------------------------------------------------
Richard Lashley                    City, State                      Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                           -----------
Form 13F Information Table Entry Total:        51
                                           -----------
Form 13F Information Table Value Total:     $122,379
                                           -----------
                                           (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  PL Capital Advisors, LLC

                                                                 Value    Shares/    Sh/ Put/ Invstmt  Other     Voting Authority
        Name of Issuer              Title of Class     CUSIP    (x1000)   Prn Amt    Prn Call Dscretn Managers   Sole Shared None
---------------------------------  ----------------  ---------  -------  ---------   --- ---- ------- -------- ------ ------ -----
Alliance Bancorp Inc/PA            Common            01890A108    6,586    518,610   SH        SOLE           518,610
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Ameriana Bancorp                   Common            023613102    2,325    283,231   SH        SOLE           283,231
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Anworth Mortgage Asset Corp        Common            037347101      460     79,500   SH        SOLE            79,500
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Athens Bancshares Corp             Common            047042106    1,944    117,727   SH        SOLE           117,727
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Bank of America Corp               Common            060505104      871     75,000   SH        SOLE            75,000
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
BankFinancial Corp                 Common            06643P104    5,637    759,682   SH        SOLE           759,682
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
BCSB Bancorp Inc                   Common            055367106    4,443    312,872   SH        SOLE           312,872
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Brookline Bancorp Inc              Common            11373M107    3,189    375,118   SH        SOLE           375,118
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
BSB Bancorp Inc/MD                 Common            05573H108      349     28,500   SH        SOLE            28,500
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Cape Bancorp Inc                   Common            139209100      333     38,271   SH        SOLE            38,271
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Capital One Financial Corp         Common            14040H105    2,578     44,500   SH        SOLE            44,500
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Capital One Financial Corp         *W Exp 11/14/201  14040H139      398     18,800   SH        SOLE            18,800
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
CFS Bancorp Inc                    Common            12525D102    5,860    934,564   SH        SOLE           934,564
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Charter Financial Corp/GA          Common            16122M100      461     43,500   SH        SOLE            43,500
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Citigroup Inc                      Common            172967424    3,761     95,068   SH        SOLE            95,068
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Codorus Valley Bancorp Inc         Common            192025104      487     32,390   SH        SOLE            32,390
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Colonial Financial Services Inc    Common            19566B101      699     53,386   SH        SOLE            53,386
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Comerica Inc                       *W Exp 11/14/201  200340115      412     50,000   SH        SOLE            50,000
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Eagle Bancorp Montana Inc          Common            26942G100    1,294    124,982   SH        SOLE           124,982
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
First Niagara Financial Group Inc  Common            33582V108      811    102,300   SH        SOLE           102,300
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Fox Chase Bancorp Inc              Common            35137T108    4,940    296,691   SH        SOLE           296,691
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
HF Financial Corp                  Common            404172108    7,285    556,095   SH        SOLE           556,095
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
HopFed Bancorp Inc                 Common            439734104      714     82,823   SH        SOLE            82,823
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Horizon Bancorp/IN                 Common            440407104   10,797    549,472   SH        SOLE           549,472
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Intervest Bancshares Corp          Common            460927106    4,467  1,148,248   SH        SOLE         1,148,248
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
JPMorgan Chase & Co                Common            46625H100    3,113     70,810   SH        SOLE            70,810
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
KeyCorp                            Common            493267108      863    102,500   SH        SOLE           102,500
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Lake Shore Bancorp Inc             Common            510700107      145     14,100   SH        SOLE            14,100
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Magyar Bancorp Inc                 Common            55977T109    2,268    540,133   SH        SOLE           540,133
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Malvern Bancorp Inc.               Common            561409103    6,549    587,310   SH        SOLE           587,310
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Metro Bancorp Inc                  Common            59161R101    8,108    613,323   SH        SOLE           613,323
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
MSB Financial Corp                 Common            55352P102    2,759    411,849   SH        SOLE           411,849
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
MutualFirst Financial Inc          Common            62845B104    3,388    296,436   SH        SOLE           296,436
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Northeast Community Bancorp Inc    Common            664112109      818    155,200   SH        SOLE           155,200
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Northfield Bancorp Inc             Common            66611L105      809     53,052   SH        SOLE            53,052
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Old National Bancorp/IN            Common            680033107    1,649    138,932   SH        SOLE           138,932
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Orrstown Financial Services Inc    Common            687380105    5,361    556,153   SH        SOLE           556,153
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
PNC Financial Services Group Inc   Common            693475105      671     11,500   SH        SOLE            11,500
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
PNC Financial Services Group Inc   *W Exp 11/14/201  693475121      546     63,545   SH        SOLE            63,545
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Polonia Bancorp Inc.               Common            73158Q109    2,757    342,438   SH        SOLE           342,438
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Prudential Bancorp Inc of PA       Common            744319104      150     21,158   SH        SOLE            21,158
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Roma Financial Corp                Common            77581P109    2,914    192,717   SH        SOLE           192,717
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
SP Bancorp Inc                     Common            78468K106      422     27,198   SH        SOLE            27,198
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Standard Financial Corp            Common            853393106    1,172     67,300   SH        SOLE            67,300
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Sussex Bancorp                     Common            869245100      109     18,300   SH        SOLE            18,300
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
TF Financial Corp                  Common            872391107      635     26,642   SH        SOLE            26,642
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
TFS Financial Corp                 Common            87240R107      523     54,400   SH        SOLE            54,400
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Valley National Bancorp            Common            919794107      625     67,175   SH        SOLE            67,175
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
ViewPoint Financial Group          Common            92672A101    2,772    132,370   SH        SOLE           132,370
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Wells Fargo & Co                   Common            949746101      547     16,000   SH        SOLE            16,000
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
WesBanco Inc                       Common            950810101    1,605     72,211   SH        SOLE            72,211
---------------------------------  ----------------  ---------  -------  ---------   --        ----         ---------
Total                                                           122,379
---------------------------------                               -------
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